Summary of Significant Accounting Policies (Details 3) - shares	3 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Sep. 30, 2018	Dec. 31, 2017
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive computation of diluted net loss per share	543,216		365,716		368,216	365,716
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive computation of diluted net loss per share	3,257,572	[1]	189,750	[1]	2,927,572 [2]	189,750 [2]

[1]	There are additional potential warrants to be included which will be known, if and when a qualified financing event greater than $3 million or a change of control transaction occurs in the future.
[2]	There are additional potential warrants to be included which will be known, if and when a qualified financing event greater than $3 million occurs in the future related to the 2017 Convertible Notes.